Derivative Financial Instruments - Details of Interest rate sensitivity (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Switzerland, Francs [member]
Derivative Financial Instruments [line items]
Sensitivity debt	$ 2,539
Sensitivity DFIs	(2,348)
Sensitivity net	192
PEMEX Curves Sensitivity debt	2,404
Euro [member]
Derivative Financial Instruments [line items]
Sensitivity debt	86,317
Sensitivity DFIs	(72,484)
Sensitivity net	13,833
PEMEX Curves Sensitivity debt	69,048
Pound sterling [member]
Derivative Financial Instruments [line items]
Sensitivity debt	5,059
Sensitivity DFIs	(4,752)
Sensitivity net	307
PEMEX Curves Sensitivity debt	4,426
Japan, yen [member]
Derivative Financial Instruments [line items]
Sensitivity debt	6,488
Sensitivity DFIs	(2,784)
Sensitivity net	3,704
PEMEX Curves Sensitivity debt	5,404
Mexico, Pesos [member]
Derivative Financial Instruments [line items]
Sensitivity debt	24,523
Sensitivity DFIs	743
Sensitivity net	25,266
PEMEX Curves Sensitivity debt	20,770
Mexican Unidad de Inversion [member]
Derivative Financial Instruments [line items]
Sensitivity debt	16,463
Sensitivity DFIs	(13,326)
Sensitivity net	3,137
PEMEX Curves Sensitivity debt	12,754
U.S [member]
Derivative Financial Instruments [line items]
Sensitivity debt	1,113,697
Sensitivity DFIs	239,182
Sensitivity net	1,352,879
PEMEX Curves Sensitivity debt	$ 497,419